Current Maturities of Long Term Loans (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current maturities	₪ 467	₪ 505
Maximum [Member]
Weighted interest rate	3.50%
Minimum [Member]
Weighted interest rate	1.75%